Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Assets and liabilities at fair value
ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

						Netting
(In millions)	Level 1	(a)	Level 2	(a)	Level 3	adjustment	(b)	Net balance
December 31, 2015
Assets
Investment securities
Debt
U.S. corporate	$-		$19,351		$3,006	$-		$22,358
State and municipal	-		4,215		30	-		4,245
Mortgage and asset-backed	-		3,084		32	-		3,116
Corporate – non-U.S.	12		544		290	-		847
Government – non-U.S.	5		410		-	-		415
U.S. government and federal agency	49		404		323	-		776
Equity	194		9		13	-		216
Derivatives(c)	-		7,312		79	(6,110)		1,281
Other(d)	-		-		259	-		259
Total	$260		$35,331		$4,033	$(6,110)		$33,512

Liabilities
Derivatives	$-		$5,677		$4	$(4,968)		$713
Other(e)	-		1,182		-	-		1,182
Total	$-		$6,860		$4	$(4,968)		$1,895
December 31, 2014
Assets
Investment securities
Debt
U.S. corporate	$-		$20,651		$3,053	$-		$23,704
State and municipal	-		4,560		58	-		4,618
Mortgage and asset-backed	-		4,632		146	-		4,777
Corporate – non-U.S.	-		615		337	-		953
Government – non-U.S.	-		489		2	-		491
U.S. government and federal agency	-		496		266	-		761
Equity	176		16		9	-		201
Derivatives(c)	-		9,881		30	(7,570)		2,341
Other(d)	-		-		277	-		277
Total	$176		$41,340		$4,177	$(7,570)		$38,122
Liabilities
Derivatives	$-		$4,840		$11	$(4,337)		$514
Other(e)	-		1,179		-	-		1,179
Total	$-		$6,018		$11	$(4,337)		$1,692

(a) There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2015 and 2014.

(b) The netting of derivative receivables and payables (including the effects of any collateral posted or received) is permitted when a legally enforceable master netting agreement exists.

(c) The fair value of derivatives includes an adjustment for non-performance risk. At December 31, 2015 and 2014, the cumulative adjustment for non-performance risk was insignificant and $16 million, respectively. See Notes 20 and 28 for additional information on the composition of our derivative portfolio.

(d) Includes private equity investments.

(e) Primarily represented the liability associated with certain of our deferred incentive compensation plans

Changes in level 3 instruments
CHANGES IN LEVEL 3 INSTRUMENTS FOR THE YEARS ENDED DECEMBER 31
										Net
										change in
		Net	Net							unrealized
		realized/	realized/							gains
		unrealized	unrealized							(losses)
		gains	gains							relating to
		(losses)	(losses)				Transfers	Transfers		instruments
	Balance at	included in	included				into	out of	Balance at	still held at
(In millions)	January 1	earnings(a)	in AOCI	Purchases	Sales	Settlements	Level 3(b)	Level 3(b)	December 31	December 31(c)
2015
Investment securities
Debt
U.S. corporate	$3,053	$3	$(165)	$362	$(80)	$(137)	$-	$(30)	$3,006	$-
State and municipal	58	-	(2)	-	-	(9)	-	(17)	30	-
Mortgage and
asset-backed	146	(19)	(9)	-	(32)	(4)	-	(49)	32	-
Corporate – non-U.S.	337	-	(6)	9	(49)	(1)	-	-	290	-
Government – non-U.S.	2	-	-	-	-	-	-	(2)	-	-
U.S. government and
federal agency	266	-	58	-	-	(1)	-	-	323	-
Equity	9	2	(5)	-	-	(4)	10	-	13	-
Derivatives(d)(e)	29	25	-	-	-	(6)	40	-	88	22
Other	277	8	-	-	(26)	-	-	-	259	5
Total	$4,175	$19	$(128)	$370	$(187)	$(161)	$51	$(98)	$4,042	$27
2014
Investment securities
Debt
U.S. corporate	$2,787	$18	$131	$541	$(227)	$(212)	$175	$(159)	$3,053	$-
State and municipal	50	-	6	3	-	(1)	-	-	58	-
Mortgage and
asset-backed	238	3	6	-	(16)	(31)	2	(57)	146	-
Corporate – non-U.S.	515	64	4	167	(248)	(149)	1	(19)	337	-
Government – non-U.S.	30	-	-	-	-	-	2	(30)	2	-
U.S. government and
federal agency	225	-	34	-	-	-	9	(2)	266	-
Equity	11	-	-	2	(2)	-	-	(2)	9	-
Derivatives(d)(e)	11	13	-	(1)	-	3	3	(1)	29	12
Other	201	85	-	33	(41)	-	-	-	277	73
Total	$4,068	$182	$181	$744	$(534)	$(390)	$192	$(269)	$4,175	$85

  Earnings effects are primarily included in the “GE Capital revenues from services” and “Interest and other financial charges” captions in the Statement of Earnings.
  Transfers in and out of Level 3 are considered to occur at the beginning of the period. Transfers out of Level 3 were primarily a result of increased use of quotes from independent pricing vendors based on recent trading activity.
  Represents the amount of unrealized gains or losses for the period included in earnings.
  Represents derivative assets net of derivative liabilities and included cash accruals of $13 million and $9 million not reflected in the fair value hierarchy table during 2015 and 2014, respectively.
  Gains (losses) included in net realized/unrealized gains (losses) included in earnings were offset by the earnings effects from the underlying items that were economically hedged. See Notes 20 and 28.

Non-recurring fair value amounts (as measured at the time of the adjustment) for those assets remeasured to fair value on a non-recurring basis
	Remeasured during the years ended December 31
	2015		2014
(In millions)	Level 2	Level 3	Level 2	Level 3

Financing receivables and financing receivables held for sale	$-	$154	$1	$8
Cost and equity method investments	1	436	-	346
Long-lived assets	2	882	102	689
Total	$3	$1,471	$103	$1,044

Fair value adjustments to assets measured on a non-recurring basis
	Years ended December 31
(In millions)	2015	2014

Financing receivables and financing receivables held for sale	$(69)	$(16)
Cost and equity method investments	(506)	(286)
Long-lived assets	(1,603)	(427)
Total	$(2,177)	$(729)

Significant Unobservable Inputs Used For Level Three Recurring And Nonrecurring Measurements [Table Text Block]
LEVEL 3 MEASUREMENTS - SIGNIFICANT UNOBSERVABLE INPUTS

				Range
(Dollars in millions)	Fair value	Valuation technique	Unobservable inputs	(weighted average)

December 31, 2015
Recurring fair value measurements
Investment securities – Debt
U.S. corporate	$834	Income approach	Discount rate(a)	1.7%-14.1% (8.6%)
Mortgage and asset-backed	31	Income approach	Discount rate(a)	5.0%-12.0% (10.5%)
Corporate – non-U.S.	236	Income approach	Discount rate(a)	6.5%-14.0% (7.5%)
Other financial assets	259	Income approach,	EBITDA multiple	6.1X-15.0X (9.9X)
		Market comparables	Capitalization rate	7.8%-7.8% (7.8%)

Non-recurring fair value measurements
Financing receivables and	$146	Income approach	Discount rate(a)	6.5%-30.0% (10.7%)
financing receivables held for sale

Cost and equity method investments	293	Income approach	Discount rate(a)	9.5%-35.0% (14.4%)

Long-lived assets	830	Income approach	Discount rate(a)	1.8%-11.7% (10.5%)

December 31, 2014
Recurring fair value measurements
Investment securities – Debt
U.S. corporate	$917	Income approach	Discount rate(a)	1.5%-14.8% (6.6%)
State and municipal	17	Income approach	Discount rate(a)	4.9%-4.9% (4.9%)
Mortgage and asset-backed	102	Income approach	Discount rate(a)	4.3%-9.0% (5.6%)
Corporate – non-U.S.	278	Income approach	Discount rate(a)	3.3%-14.0% (6.5%)
Other financial assets	117	Income approach,	EBITDA multiple	5.4X-9.1X (7.7X)
		Market comparables	Capitalization rate	6.5%-7.8% (7.7%)

Non-recurring fair value measurements
Cost and equity method investments	$309	Income approach,	Discount rate(a)	8.0%-10.0% (9.4%)
		Market comparables	EBITDA multiple	1.8X-5.2X (4.8X)

Long-lived assets	664	Income approach	Discount rate(a)	2.0%-10.8% (6.7%)

(a) Discount rates are determined based on inputs that market participants would use when pricing investments, including credit and liquidity risk. An increase in the discount rate would result in a decrease in the fair value.